Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments [Abstract]
Number and weighted average exercise of share options
The number and weighted average exercise prices of share options are as follows:

Number of shares issuable	Number of share options (#)	Weighted average exercise price (£)
Outstanding at January 1, 2018	227,608	54.01
Awards granted	-	-
Awards exercised	(10,950)	9.26
Awards forfeited	(67,935)	53.57
Outstanding at December 31, 2018	148,723	57.50
Awards granted	582,252	150.00
Awards exercised	(8,574)	2.71
Awards forfeited	(6,578)	103.17
Outstanding at December 31, 2019	715,823	132.89
Awards granted	224,536	64.00
Awards exercised	(2,776)	21.91
Awards forfeited	(27,311)	81.67
Outstanding at December 31, 2020	910,272	62.90
Exercisable at December 31, 2020	194,106	91.92

The number and weighted average hurdle rate of growth shares are as follows:

Number of shares issuable	Number of growth shares	Weighted average hurdle rate £
Outstanding at January 1, 2018	155,246	170.00
Awards granted	-	-
Awards exercised	-	-
Awards forfeited	(36,800)	170.00
Outstanding at December 31, 2018	118,446	170.00
Awards granted	-	-
Awards exercised	-	-
Awards forfeited	(60,240)	170.00
Outstanding at December 31, 2019	58,206	170.00
Awards granted	34,260	110.41
Awards exercised	-	-
Awards forfeited	(29,575)	170.00
Outstanding at December 31, 2020	62,891	137.54
Exercisable at December 31, 2020	34,857	157.83

Weighted average remaining contractual life of Outstanding share options and growth share
For share options and growth share awards outstanding at the end of the year, the range of exercise prices and weighted average remaining contractual life are as follows:

Growth Shares			Share options
Hurdle rate £	Number of options	Weighted average remaining contractual life	Exercise price £	Number of options	Weighted average remaining contractual life
170.00	43,631	7.3	43.37	91,994	4.7
64.00	19,260	9.4	120.87	3,309	5.0
-	-	-	150.00	11,481	6.3
-	-	-	64.00	803,488	9.5

Awards granted under the share option plan assumptions
The assumptions used in the models for awards granted are as follows:

	Growth shares		Share options
	Apr-20	Jun-20	Nov- 20	Oct- 20	Jun-20	Apr- 20
Share price at grant date	£64.00	£64.00	£64.00	£64.00	£64.00	£64.00
Exercise price	-	-	£64.00	£64.00	£64.00	£64.00
Hurdle rate	£64.00 - £170.00	£64.00	-	-	-	-
Expected volatility	91%	102%	87%	87%	85%	79%
Expected life (years)	1 yr	1 yr	3 yrs	3 yrs	3 yrs	3 yrs
Risk free rate	0.03%	(0.02)%	(0.01)%	(0.07)%	(0.03)%–0.02%	0.03%
Fair value	£2.12 - £7.05	£7.05	£35.00	£35.16	£34.32 - £34.30	£32.394

	Growth shares	Share options	Share options	Share options
	Apr-17	May-19	Apr-17	2016
Share price at grant date	£150.00	£64.00	£150.00	£140.00
Exercise price	—	£150.00	£150.00	£43.37 - £150.00
Hurdle rate	£170.00	—	—	—
Expected volatility	65%	67%	65%	60%
Expected life (years)	2.7 yrs	1.9 yrs - 3 yrs	5 yrs	5 yrs
Risk free rate	0.15%	0.69% - 0.71%	0.42%	0.62% - 1.41%
Fair value	£58.55	£11.95	£80.63	£77.16 - £107.94